Cover	Sep. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 03, 2026
Entity File Number	001-15288
Entity Registrant Name	NETWORK-1 TECHNOLOGIES, INC.
Entity Central Index Key	0001065078
Entity Tax Identification Number	11-3027591
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	65 Locust Avenue, Third Floor,
Entity Address, City or Town	New Canaan
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06840
City Area Code	(203)
Local Phone Number	920-1055
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	NTIP
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false